Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 794		$ 794
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	2,276		2,276
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	705	$ 535	803	$ 545
Change in fair value included in earnings	(78)	(105)	(172)	(235)
Change in fair value included in other comprehensive income	11	(20)	(50)	10
Purchases/Issuances	441	362	1,209	861
Sales	(256)	(207)	(939)	(608)
Transfers into Level 3	35	41	106	205
Transfers out of Level 3	(62)	(22)	(161)	(194)
Assets at end of period	796	584	796	584
Change in unrealized gains (losses) recorded in income for instruments still held	5	(74)	24	(159)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	702	487	803	538
Change in fair value included in earnings	(78)	(115)	(172)	(245)
Change in fair value included in other comprehensive income	11	(18)	(50)	12
Purchases/Issuances	441	362	1,206	811
Sales	(255)	(151)	(938)	(540)
Transfers into Level 3	35	41	106	202
Transfers out of Level 3	(62)	(22)	(161)	(194)
Assets at end of period	794	584	794	584
Change in unrealized gains (losses) recorded in income for instruments still held	5	(74)	24	(158)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3	48		7
Change in fair value included in earnings		10		10
Change in fair value included in other comprehensive income		(2)		(2)
Purchases/Issuances			3	50
Sales	(1)	(56)	(1)	(68)
Transfers into Level 3				3
Assets at end of period	2		2
Change in unrealized gains (losses) recorded in income for instruments still held				(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,048	2,062	1,903	1,984
Change in fair value included in earnings	158	(23)	217	(27)
Change in fair value included in other comprehensive income	20	(57)	(81)	23
Purchases/Issuances	175	58	453	244
Sales	(106)	(233)	(193)	(418)
Maturities/Settlement			(4)
Transfers into Level 3				1
Transfers out of Level 3	(19)		(19)
Assets at end of period	2,276	1,807	2,276	1,807
Change in unrealized gains (losses) recorded in income for instruments still held	149	2	262	7
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,048	2,062	1,903	1,984
Change in fair value included in earnings	158	(23)	217	(27)
Change in fair value included in other comprehensive income	20	(57)	(81)	23
Purchases/Issuances	175	58	453	244
Sales	(106)	(233)	(193)	(418)
Maturities/Settlement			(4)
Transfers into Level 3				1
Transfers out of Level 3	(19)		(19)
Assets at end of period	2,276	1,807	2,276	1,807
Change in unrealized gains (losses) recorded in income for instruments still held	149	2	262	7
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	101	84	94	82
Change in fair value included in other comprehensive income	9		9
Purchases/Issuances	4	4	11	6
Assets at end of period	114	88	114	88
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	100	83	93	81
Change in fair value included in other comprehensive income	9		9
Purchases/Issuances	4	4	11	6
Assets at end of period	113	87	113	87
Financial assets at fair value through other comprehensive income, category [member] | U.S. states, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1	1	1
Assets at end of period	1	1	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,841	2,028	1,945	1,736
Change in fair value included in earnings				(3)
Change in fair value included in other comprehensive income	45	95	(150)	183
Purchases/Issuances	113	765	1,812	1,705
Maturities/Settlement	(694)	(685)	(1,302)	(1,418)
Assets at end of period	2,305	2,203	2,305	2,203
Change in unrealized gains (losses) recorded in income for instruments still held			0
Fair Value Liabilities [Member] | Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers into Level 3	13		13
Assets at end of period	13		13
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	4	4	1
Transfers into Level 3				3
Transfers out of Level 3		(1)		(1)
Liabilities at end of period	4	3	4	3
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	4	4	1
Transfers into Level 3				3
Transfers out of Level 3		(1)		(1)
Liabilities at end of period	$ 4	$ 3	$ 4	$ 3